Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	$ 186	$ 781
Accounts Receivable and Accrued Revenues	1,551	1,238
Income Tax Receivable	10
Inventories	1,532	1,013
Risk Management	5	163
Total Current Assets	3,284	3,195
Exploration and Evaluation Assets	787	785
Property, Plant and Equipment, Net	27,834	28,698
Right-of-Use Assets, Net	1,325
Income Tax Receivable		160
Other Assets	211	64
Goodwill	2,272	2,272
Total Assets	35,713	35,174
Current Liabilities
Accounts Payable and Accrued Liabilities	2,210	1,833
Long-Term Debt		682
Lease Liabilities	196
Contingent Payment	79	15
Onerous Contract Provisions	17	50
Income Tax Payable	17	17
Risk Management	2	3
Total Current Liabilities	2,521	2,600
Long-Term Debt	6,699	8,482
Lease Liabilities	1,720
Contingent Payment	64	117
Onerous Contract Provisions	46	613
Decommissioning Liabilities	1,235	875
Other Liabilities	195	158
Deferred Income Taxes	4,032	4,861
Total Liabilities	16,512	17,706
Shareholders’ Equity	19,201	17,468
Total Liabilities and Shareholders’ Equity	$ 35,713	$ 35,174